Segment and Geographic Information - Revenue by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 7,961.0	$ 7,250.0	$ 5,634.7
Advanced Technology Solutions
Disclosure of operating segments [line items]
Revenue	$ 3,319.8	$ 2,979.0	$ 2,315.1
Percentage of entity's revenue (percent)	42.00%	41.00%	41.00%
Connectivity & Cloud Solutions
Disclosure of operating segments [line items]
Revenue	$ 4,641.2	$ 4,271.0	$ 3,319.6
Percentage of entity's revenue (percent)	58.00%	59.00%	59.00%
Communications
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)	33.00%	40.00%	40.00%
Enterprise
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)	25.00%	19.00%	19.00%